Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Merger Agreement

On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with American Realty Capital Properties, Inc., a Maryland corporation ("ARCP"), and certain subsidiaries of each company. The Merger Agreement provided for the merger of the Company with and into a subsidiary of ARCP (the "Merger"). The Merger was completed on February 28, 2013.

Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, each outstanding share of common stock of the Company was converted into the right to receive (i) 0.95 of a share of ARCP common stock or (ii) $12.00 in cash, but in no event was the aggregate consideration paid in cash, be paid on more than 30% of the shares of the Company's common stock issued and outstanding as of immediately prior to the closing of the Merger ("Merger Consideration"). In addition, each outstanding unit of equity ownership of the OP was converted into the right to receive 0.95 of the same class of unit of equity ownership in ARC Properties Operating Partnership, L.P. ("ARCP OP"). Upon closing of the Merger on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of the Company's common stock, elected to be paid in cash at $12.00 per share. In addition, 148.2 million shares of the Company's common stock converted to ARCP shares of common stock at the exchange ratio of 0.95 of a share.

On February 28, 2013, ARCP OP entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with the OP and the Special Limited Partner of the OP. The Special Limited Partner was entitled to receive certain distributions from the OP, including the subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the OP). The Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6% performance hurdle and the return to the Company's stockholders of $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the OP. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the OP, inclusive of the subordinated distribution proceeds received together with $0.8 million in cash, to the OP in exchange for 7.6 million OP Units. Upon consummation of the Merger these OP Units were immediately converted to 7.3 million units of equity ownership of ARCP OP ("ARCP OP Units") after application of the exchange ratio. In conjunction with the Merger Agreement, the Special Limited Partner agreed to a minimum one-year holding period for these OP units before converting them to shares of ARCP common stock.

Upon consummation of the Merger, the vesting of certain shares of Company restricted stock was accelerated.

Credit Facility

On February 14, 2013, the Company entered into an $875.0 million unsecured credit facility with Wells Fargo Bank, National Association acting as administrative agent (the "Credit Facility"), which ARCP will assume as of the consummation of the Merger. Capital One, N.A. and JP Morgan Chase Bank, N.A. will participate as documentation agents and RBS Citizens, N.A. and Regions Bank will act as syndication agents for the Credit Facility. The Credit Facility provides financing to the Company which can be increased, subject to certain conditions and through an additional commitment, to up to $1.0 billion.

The $875.0 million Credit Facility includes a $525.0 million term loan facility and a $350.0 million revolving credit facility. Loans under the Credit Facility will be priced at their applicable rate plus 160 to 220 basis points, based upon the Company's current leverage. To the extent that the Company or, upon the consummation of the Merger, ARCP receives an investment grade credit rating from a major credit rating agency, borrowings under the facility will be priced at the applicable rate plus 115 to 200 basis points, accordingly, based upon the Company's or ARCP's, as applicable, then current leverage. The Company or ARCP will have the ability to make fixed rate borrowings under this facility as well.

Accounting Treatment of the Merger

The Company and ARCP are considered to be entities under common control. Both entities' advisors are wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have significant ownership interests in the Company and ARCP through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities are contractually eligible to charge significant fees for their services to both of the companies, including asset management fees, incentive fees and other fees. Due to the significance of these fees, the advisors and ultimately the Sponsor was determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through the advisory/management agreements, which qualified them as affiliated companies under common control in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the merger date.